Segment and Geographic Information	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment and Geographic Information
21 - Segment and Geographic Information
The Company operates as a single operating segment. The Company’s CODM is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM regularly reviews income and expense items at the consolidated company (reporting segment) level and uses both operating income and net income to evaluate income generated to conclude whether and how to reinvest profits into the entity’s operations, shareholder return, acquisitions or otherwise. Both operating income and net income are also used to monitor budget versus actual results, forecasted information and in competitive analysis.
The following table presents selected financial information with respect to the Company's single operating segment for the fiscal years ended March 31, 2025, 2024 and 2023:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
License and Other Revenue	$1,839	$1,431	$1,004
Royalty Revenue	2,168	1,802	1,675
	4,007	3,233	2,679
Less Operating Costs and Expenses:
Staff costs: Salaries, bonuses and benefits	(1,320)	(1,300)	(1,369)
Staff costs: Share-based compensation cost (equity settled)	(820)	(1,037)	(60)
Staff costs: Employer taxes related to SBC	(224)	(176)	—
Non-staff costs:
Project materials costs, third-party fees paid to consultants, information technology, R&D expenses (excluding employee-related expense), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(634)	(367)	(360)
Amortization	(87)	(86)	(93)
Depreciation	(96)	(76)	(77)
Other non-staff costs	5	(80)	(49)
Operating income (loss)	831	111	671
Operating margin	21%	3%	25%
Income (loss) from equity investments, net	(237)	(20)	(45)
Interest income, net	116	110	42
Other non-operating income (loss), net	10	11	3
Income (loss) from continuing operations before income taxes	720	212	671
Income tax benefit (expense)	72	94	(147)
Net income (loss)	$792	$306	$524
Refer to Note 4 - Revenue for revenue by geographic region.
Long-lived assets by geographic area are as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
United Kingdom	$444	$287
United States	197	90
Other countries	73	43
Total	$714	$420